Derivative Financial Instruments and Risk Management Policies - Derivatives Policy (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) type_of_hedge	Dec. 31, 2021 EUR (€)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount | €	€ 83,706	€ 84,794
Decrease in outstanding derivatives (as a percent)	1.00%
Number of types of hedges | type_of_hedge	3
Interest rate risk | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%
Interest rate risk | Cash flow hedges | Minimum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	2.00%
Interest rate risk | Cash flow hedges | Maximum
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average interest rate (as a percent)	4.00%